Net Income (Expense) from Financial Operations - Schedule of Trading and Investment Income Recognized (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure net trading and investment income [abstract]
Trading instruments (securities)	$ (16,517)	$ 23,696	$ 17,287
Financial derivative contracts (trading)	77,172	40,714	77,040
Sale of loans and accounts receivable from customers	12,132	6,476	14,588
Net gain on sale of financial instruments at fair value through other comprehensive income	(31,591)	58,092	35,489
Net gain on sale of available for sale investments	3,844	(19,890)	(2,597)
Others	10,870	1,799	1,827
Total	$ 55,910	$ 110,887	$ 143,634